Unaudited Pro Forma Condensed Combined Balance Sheet (Parenthetical)	Mar. 31, 2021 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	2,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares, Issued	754,280,000
Common Stock, Shares, Outstanding	754,280,000
Pro Forma Financials [Member]
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	2,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares, Issued	754,280,000
Common Stock, Shares, Outstanding	754,280,000
[custom:OrdinarySharesParOrStatedValuePerShare-0] | $ / shares	$ 1.36
[custom:OrdinarySharesIssued-0]	100
[custom:OrdinarySharesOutstanding-0]	100